UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04995

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:     March 31, 2013

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments

Sit U.S. Government Securities Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 46.6%
Federal Home Loan Mortgage Corporation - 11.6%
943,189	4.00	7/1/25	989,476
7,344	5.50	8/1/17	7,688
554,297	5.82	10/1/37	597,183
123,942	6.38	12/1/26	139,602
62,729	6.38	12/1/27	70,670
2,469,401	6.50	11/1/27	2,740,189
439,738	6.50	4/1/34	490,132
425,288	6.50	10/1/36	474,149
5,622,250	6.50	11/1/37	6,236,366
1,349,048	6.50	11/1/37	1,500,737
1,627,474	6.50	1/1/38	1,818,997
3,470,021	6.50	8/1/38	3,910,884
4,010,504	6.50	11/1/38	4,483,390
275,704	6.50	1/1/39	305,506
626,859	6.50	9/1/39	704,432
683,680	6.88	2/17/31	776,434
108,267	7.00	8/1/27	112,492
111,716	7.00	10/1/27	116,879
1,118,097	7.00	11/1/27	1,287,237
4,028,208	7.00	2/1/28	4,576,089
4,879,115	7.00	4/1/28	5,479,567
818,355	7.00	10/1/28	935,695
109,333	7.00	4/1/29	127,474
106,951	7.00	1/1/33	123,549
1,516,493	7.00	9/1/33	1,733,935
2,959,332	7.00	11/1/33	3,441,601
1,203,743	7.00	10/20/35	1,370,995
2,047,182	7.00	1/1/36	2,345,728
1,424,690	7.00	6/1/36	1,596,498
1,147,823	7.00	8/1/36	1,286,128
187,916	7.00	8/1/36	214,269
3,735,607	7.00	12/1/36	4,223,403
1,021,343	7.00	2/1/37	1,164,575
75,105	7.00	2/1/37	83,898
602,333	7.00	9/1/37	685,344
2,865,401	7.00	10/1/37	3,215,774
2,040,511	7.00	10/1/37	2,333,090
979,609	7.00	10/1/37	1,116,617
761,086	7.00	10/1/37	865,976
2,333,531	7.00	7/1/38	2,655,129
3,143,353	7.00	8/1/38	3,531,510
18,161,335	7.00	10/1/38	21,835,651
7,219,100	7.00	12/1/38	8,254,211
1,114,397	7.00	12/1/38	1,274,678
3,267,430	7.00	1/1/39	3,728,006
1,058,997	7.00	1/1/39	1,208,273
97,971	7.38	12/17/24	105,571
54,665	7.50	7/1/30	62,226
273,929	7.50	1/1/31	301,729

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,095,396	7.50	1/1/32	1,259,668
1,037,621	7.50	1/1/32	1,193,228
1,094,141	7.50	8/1/32	1,258,224
1,282,309	7.50	12/1/32	1,534,368
1,854,333	7.50	3/1/33	2,220,520
1,523,841	7.50	4/1/34	1,757,554
980,927	7.50	7/1/34	1,169,522
3,667,071	7.50	11/1/34	4,369,166
1,451,244	7.50	11/1/34	1,726,350
1,664,837	7.50	11/1/36	1,988,915
505,260	7.50	12/1/36	572,876
769,724	7.50	9/1/37	904,025
281,170	7.50	10/1/38	320,093
56,628	7.95	10/1/25	65,727
47,547	7.95	10/1/25	49,520
36,388	7.95	11/1/25	42,234
6,668	8.00	5/1/17	6,691
14,445	8.00	12/1/26	14,913
163,201	8.00	5/1/31	187,371
177,217	8.00	11/1/36	215,150
718,084	8.00	1/1/37	817,628
23,013	8.25	12/1/17	23,828
80,099	8.50	5/1/16	84,547
12,626	8.50	3/1/17	12,831
6,477	8.50	5/1/17	6,501
25,166	8.50	10/1/19	29,595
1,040,408	8.50	12/1/21	1,216,826
528,561	8.50	6/20/27	630,765
131,310	8.50	12/1/29	150,479
251,731	8.50	3/1/31	299,784
887,631	8.50	8/1/36	1,048,727
26,367	9.00	11/1/15	26,503
12,020	9.00	10/1/16	12,890
6,123	9.00	1/1/17	6,150
27,913	9.00	11/1/25	29,342
409,493	9.00	3/20/27	462,914
1,248,350	9.00	2/17/31	1,437,214
827,679	9.00	4/1/31	994,604
732,164	9.00	5/1/31	858,015
679,641	9.00	11/1/36	810,765
9,705	9.25	6/1/16	9,749
3,445	9.25	3/1/17	3,460
36,709	9.25	2/1/18	37,661
16,323	9.25	3/1/19	16,649
12,062	9.25	3/1/19	12,298
6,242	9.50	10/1/16	6,843
26,076	9.50	4/1/18	29,725
69,470	9.50	6/17/19	72,844
359,529	9.50	12/17/21	418,054
18,014	9.75	12/1/16	18,408
17,280	9.75	12/1/17	18,037
33,871	10.00	9/1/20	38,476

See accompanying notes to schedule of investments.
JUNE 30, 2013	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

459,464	10.00	3/1/21		532,831
421,031	10.00	3/17/25		486,630
282,155	10.00	3/25/25		316,842
368,019	10.00	7/1/30		434,769
5,177	10.25	2/1/17		5,200
82,076	10.50	6/1/19		93,985
108,553	11.00	8/25/20		116,619
394	13.00	5/1/17		395

				139,125,130

Federal National Mortgage Association - 24.3%
5,779	4.28	3/1/19	[1]	5,827
1,525,369	5.50	12/1/32		1,662,836
4,051,207	5.61	11/1/22		4,528,799
67,579	5.76	3/1/33		74,347
2,880,854	5.81	12/1/19		3,348,265
1,194,319	5.92	1/1/35		1,228,324
3,713,877	5.94	7/1/27		4,188,704
2,111,950	5.96	11/1/27		2,300,703
2,191,550	5.96	6/1/28		2,355,362
872,548	5.96	6/1/28		966,763
83,799	6.00	9/1/28		90,376
10,775	6.00	5/1/32		11,612
466,255	6.00	8/1/34		513,576
382,707	6.00	9/1/37		419,082
1,513,407	6.00	2/1/39		1,657,251
1,874,537	6.00	9/1/39		2,042,778
1,763,259	6.00	10/1/39		1,930,850
1,780,323	6.15	6/1/28		1,942,960
484,498	6.15	6/1/33	[1]	518,068
145,062	6.20	11/1/27		163,089
3,958,653	6.21	12/1/29		4,420,498
2,510,732	6.34	4/1/28		2,870,712
3,505,598	6.35	2/1/25		3,809,736
111,233	6.35	10/1/30		125,901
1,804,701	6.45	11/1/24		1,976,713
3,859,365	6.47	10/15/28		4,422,347
53,611	6.50	1/1/22		58,724
213,511	6.50	8/1/27		236,687
627,787	6.50	2/1/33		704,723
211,046	6.50	8/1/34		237,927
4,373,174	6.50	12/1/34		4,759,772
3,342,473	6.50	6/1/35		3,853,337
1,013,444	6.50	7/1/36		1,134,642
539,529	6.50	8/1/36		621,031
4,346,028	6.50	10/1/36		4,893,359
3,551,807	6.50	10/1/36		3,915,415
1,698,772	6.50	10/1/36		1,919,123
3,520,828	6.50	11/1/36		3,923,121
7,992,324	6.50	12/1/36		8,859,130
899,931	6.50	8/1/37		990,282
2,019,122	6.50	9/1/37		2,223,449

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

482,091	6.50	9/1/37		554,863
1,870,260	6.50	10/1/37		2,057,100
3,125,195	6.50	2/1/38		3,601,306
650,720	6.50	2/1/38		727,315
718,083	6.50	3/1/38		795,760
1,913,261	6.50	5/1/38		2,107,834
2,841,581	6.50	9/1/38		3,202,138
1,075,821	6.50	9/1/38		1,200,575
2,954,683	6.50	10/1/38		3,273,832
791,632	6.50	11/1/38		871,087
2,467,117	6.50	1/1/39		2,780,159
2,792,968	6.50	10/1/39		3,147,356
464,901	6.50	5/1/40		515,068
1,276,983	6.50	6/1/40		1,410,560
1,446,722	6.65	1/1/28		1,605,724
4,197,530	6.74	7/1/29		4,891,716
35,532	6.91	11/1/26		39,897
105,370	6.91	8/1/27		118,316
3,205,621	6.94	7/1/29		3,733,365
157,028	6.95	8/1/21	[1]	165,517
142,032	7.00	6/1/17		152,782
206,284	7.00	9/1/21		224,852
138,326	7.00	9/1/21		145,607
683,575	7.00	6/1/22		776,306
154,200	7.00	6/1/22		172,274
363,808	7.00	1/1/24		396,555
192,357	7.00	2/1/32		224,572
546,528	7.00	3/1/32		632,832
1,139,130	7.00	4/1/32		1,319,012
406,732	7.00	4/1/32		470,960
469,515	7.00	5/1/32		543,657
139,130	7.00	6/1/32		162,316
126,478	7.00	6/1/32		146,451
118,933	7.00	10/1/32		133,745
15,384	7.00	11/1/32		15,639
16,843,587	7.00	12/1/32		19,139,460
412,618	7.00	7/1/33		481,854
745,349	7.00	10/1/33		863,049
40,334	7.00	11/1/33		47,056
9,639,632	7.00	12/1/33		11,257,142
3,557,094	7.00	1/1/35		4,153,967
3,220,307	7.00	1/1/35		3,759,626
326,301	7.00	1/1/35		377,828
1,808,657	7.00	1/1/36		2,112,146
363,383	7.00	3/1/36		420,766
2,477,848	7.00	7/1/36		2,880,916
8,242,991	7.00	8/1/36		9,628,813
77,368	7.00	1/1/37		90,350
3,180,622	7.00	3/1/37		3,524,416
1,622,807	7.00	7/1/37		1,887,372
287,290	7.00	9/1/37		332,657
5,701,735	7.00	10/1/37		6,602,107

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

418,572	7.00	12/1/37	465,592
1,417,338	7.00	3/1/38	1,647,895
1,999,018	7.00	9/1/38	2,314,687
1,039,681	7.00	9/1/38	1,203,859
4,037,124	7.00	10/1/38	4,674,634
1,507,304	7.00	10/1/38	1,745,325
2,252,510	7.00	11/1/38	2,496,924
717,523	7.00	11/1/38	830,828
5,290,924	7.00	5/1/39	6,153,499
3,969,949	7.00	5/1/39	4,615,737
2,767,065	7.19	2/1/31	3,333,859
165,406	7.50	6/1/22	185,750
269,085	7.50	8/1/22	291,892
215,586	7.50	12/1/22	241,435
264,097	7.50	3/1/23	295,763
41,568	7.50	9/1/27	47,249
1,087,839	7.50	10/1/29	1,236,534
17,361	7.50	11/1/29	19,713
105,344	7.50	8/1/30	119,613
7,567	7.50	6/1/31	7,644
942,548	7.50	10/1/31	1,082,513
417,231	7.50	4/1/32	479,546
91,822	7.50	6/1/32	105,274
33,566	7.50	8/1/32	38,689
233,743	7.50	9/1/32	265,406
9,422	7.50	9/1/32	10,079
1,598,734	7.50	10/1/32	1,832,957
1,539,441	7.50	12/1/32	1,749,865
1,547,455	7.50	1/1/33	1,840,063
650,217	7.50	4/1/33	777,193
2,017,495	7.50	11/1/33	2,406,610
402,898	7.50	1/1/34	461,925
4,498,237	7.50	9/1/34	5,371,997
1,697,150	7.50	9/1/35	2,026,577
1,381,160	7.50	1/1/36	1,569,950
476,877	7.50	5/1/37	542,061
164,455	7.50	5/1/37	186,934
682,299	7.50	8/1/37	814,478
2,732,310	7.50	9/1/37	3,105,787
4,810,642	7.50	10/1/37	5,499,854
511,814	7.50	10/1/37	581,773
1,623,345	7.50	11/1/37	1,850,281
1,148,963	7.50	2/1/38	1,306,013
1,345,550	7.50	4/1/38	1,608,186
82,430	7.62	12/1/16	82,548
260,515	7.95	9/15/20	296,952
18,858	8.00	4/1/16	19,187
136,649	8.00	10/1/23	154,932
965,381	8.00	6/1/25	1,094,545
339,671	8.00	2/1/31	385,118
166,221	8.00	12/1/31	188,461
237,218	8.00	1/1/32	275,850

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

898,672	8.00	2/1/33	1,043,217
1,618,443	8.00	9/1/33	1,949,985
2,405,529	8.00	8/1/34	2,892,400
1,568,195	8.00	11/1/37	1,898,154
247,053	8.00	11/1/37	282,344
611,197	8.00	3/1/38	698,505
368,018	8.11	11/15/31	446,762
9,710	8.25	4/1/22	9,912
155,311	8.33	7/15/20	178,332
131,043	8.39	7/20/30	140,892
874,572	8.46	3/15/32	1,033,907
100,938	8.48	7/20/28	107,392
81,295	8.50	2/1/16	85,601
8,938	8.50	9/1/17	8,980
17,831	8.50	8/1/18	17,913
12,197	8.50	7/1/22	12,253
29,102	8.50	7/1/26	33,102
248,721	8.50	11/1/26	290,085
197,123	8.50	3/1/28	229,483
221,155	8.50	10/1/28	265,044
100,160	8.50	11/1/28	118,162
393,886	8.50	4/1/29	463,098
400,696	8.50	10/1/29	471,782
309,519	8.50	10/1/29	352,063
38,858	8.50	6/1/30	44,036
343,028	8.50	7/1/30	408,286
303,712	8.50	7/1/30	371,074
196,234	8.50	8/1/30	239,299
72,698	8.50	9/15/30	85,282
57,075	8.50	11/1/30	59,477
4,254	8.50	1/1/31	4,332
796,452	8.50	4/1/32	972,208
69,298	8.50	5/1/32	72,788
952,737	8.50	1/1/37	1,168,500
18,475	9.00	10/1/19	18,810
6,956	9.00	12/15/19	6,990
211,885	9.00	9/1/24	239,574
53,888	9.00	6/15/25	58,077
275,865	9.00	6/1/30	329,224
258,927	9.00	7/1/30	292,517
188,622	9.00	10/1/30	225,797
475,862	9.00	2/1/31	571,919
26,503	9.00	7/1/31	26,981
152,947	9.00	10/1/31	185,069
2,067,092	9.00	3/1/32	2,497,447
173,483	9.00	8/1/37	198,854
346,130	9.00	1/1/38	395,712
263,497	9.00	2/1/38	302,032
22,910	9.25	10/1/16	23,029
37,739	9.25	2/1/17	41,104
86,971	9.33	5/15/28	92,532
13,247	9.50	11/1/18	15,053

See accompanying notes to schedule of investments.
JUNE 30, 2013	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

29,434	9.50	5/1/19	33,961
8,287	9.50	10/1/19	8,693
233,362	9.50	3/1/20	256,341
273,293	9.50	7/1/20	316,193
30,833	9.50	9/1/20	34,275
26,479	9.50	10/15/20	27,824
22,701	9.50	12/15/20	23,193
5,972	9.50	12/15/20	6,005
7,468	9.50	3/1/21	8,357
15,755	9.50	4/15/21	18,653
72,591	9.50	8/1/24	84,851
58,698	9.50	12/1/24	67,164
69,522	9.50	5/1/27	83,307
576,367	9.50	5/1/29	654,412
205,869	9.50	4/1/30	244,965
806,205	9.50	8/1/31	915,374
226,657	9.74	8/20/25	266,552
38,595	9.75	10/1/21	43,163
56,967	9.75	4/1/25	65,681
69,140	9.78	7/15/20	72,583
36,357	10.00	2/1/15	36,764
58,564	10.00	3/1/15	61,377
14,112	10.00	9/1/19	14,402
7,300	10.00	1/1/21	8,611
19,665	10.00	1/1/24	22,435
143,793	10.00	2/1/28	173,432
287,253	10.00	6/1/30	344,922
44,893	10.18	7/1/20	46,953
11,154	10.50	6/1/15	11,359
13,242	10.50	12/1/17	13,878
8,007	10.50	4/1/22	8,798
109,238	10.50	6/1/28	128,616
28,968	10.51	8/15/20	29,143
11,602	10.68	12/15/26	11,674

			291,842,092

Government National Mortgage Association - 10.0%
1,629,175	4.00	12/15/24	1,735,610
1,268,779	4.00	10/20/30	1,363,614
9,834,925	4.00	8/20/31	10,568,995
9,263,551	4.00	8/20/31	9,955,380
1,728,882	4.00	12/20/31	1,858,378
1,776,146	4.25	10/20/31	1,901,915
959,615	4.25	3/20/37	1,035,656
7,026,218	4.50	6/15/40	7,808,042
4,396,854	4.75	9/20/31	4,633,590
6,397,990	5.40	10/15/43	6,467,240
205,253	5.50	9/15/25	223,941
1,552,156	5.75	10/20/31	1,725,615
72,589	5.76	3/20/33	80,161
101,845	5.76	5/20/33	112,587
2,065,466	5.95	3/15/37	2,198,966

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

37,004	6.00	9/15/18	41,047
301,445	6.00	6/15/23	334,597
223,475	6.00	11/20/28	250,220
1,880,481	6.00	9/15/33	2,106,419
203,011	6.00	11/20/34	225,201
650,138	6.20	3/15/32	729,702
225,007	6.25	12/15/23	253,291
94,816	6.25	1/15/24	106,712
2,415,986	6.25	4/15/29	2,746,516
128,718	6.35	4/20/30	143,822
54,691	6.35	5/20/30	61,109
99,512	6.35	6/20/30	111,188
64,913	6.35	6/20/30	72,530
53,186	6.35	8/20/30	59,426
186,216	6.35	9/20/30	208,066
81,190	6.35	10/20/30	90,717
59,967	6.35	10/20/30	67,004
120,714	6.35	11/20/30	134,878
118,204	6.35	1/20/31	132,164
251,239	6.35	3/20/31	280,910
125,818	6.35	6/20/31	140,676
58,904	6.35	11/20/31	65,860
182,534	6.38	8/15/26	203,293
70,560	6.38	12/15/27	78,868
187,626	6.38	4/15/28	209,006
21,443	6.49	11/20/31	22,721
105,676	6.49	4/20/32	118,198
65,964	6.49	6/20/32	73,800
487,982	6.50	11/15/23	531,495
2,350,144	6.50	4/15/24	2,654,634
129,727	6.50	11/15/31	150,925
75,687	6.50	3/15/32	85,146
122,160	6.50	4/15/32	136,900
108,968	6.50	4/15/32	122,162
119,212	6.50	10/15/33	138,040
288,867	6.50	2/15/34	334,789
529,852	6.50	3/20/34	586,401
610,387	6.50	9/20/34	675,531
449,564	6.50	10/20/34	508,065
10,965,780	6.50	2/15/35	12,936,104
129,283	6.50	7/20/38	134,755
549,723	6.50	9/20/38	619,983
5,144,980	6.50	12/20/38	5,688,502
742,489	6.50	12/20/38	806,475
1,693,178	6.50	1/20/39	1,904,300
1,049,494	6.50	2/20/39	1,185,340
545,827	6.50	6/15/39	617,659
979,284	6.50	3/20/41	1,051,468
3,463,023	6.50	7/20/42	3,858,987
30,761	6.57	9/20/32	35,081
74,721	6.57	3/20/33	84,917
77,243	6.58	2/20/28	89,040

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

21,062	6.75	9/15/15	22,317
90,299	6.75	8/15/28	104,742
509,770	6.75	5/15/29	542,695
62,225	6.75	6/15/29	72,256
226,295	6.91	7/20/26	262,470
376,498	6.91	2/20/27	437,779
270,400	7.00	5/15/24	312,101
246,303	7.00	6/15/31	281,466
94,991	7.00	9/15/31	108,553
87,933	7.00	12/15/31	100,486
350,399	7.00	1/15/32	400,423
260,794	7.00	1/15/32	298,026
225,674	7.00	1/15/32	257,892
128,182	7.00	1/15/32	146,482
180,721	7.00	2/15/32	206,522
176,729	7.00	2/15/32	201,960
110,962	7.00	2/15/32	126,803
600,505	7.00	2/20/32	707,079
273,049	7.00	3/15/32	312,031
148,032	7.00	3/15/32	169,166
2,165,055	7.00	8/20/32	2,499,697
946,028	7.00	12/15/37	1,081,139
896,478	7.00	12/15/37	1,024,513
1,242,531	7.00	5/15/38	1,427,275
138,011	7.00	6/20/38	156,367
308,328	7.00	9/15/38	352,284
450,511	7.00	11/15/38	514,828
358,338	7.00	12/15/38	409,423
229,413	7.00	12/20/38	259,871
302,520	7.00	1/20/39	343,403
146,205	7.02	4/20/26	169,876
11,698	7.05	2/15/23	13,458
77,150	7.05	9/20/26	89,789
40,661	7.05	1/20/27	47,524
26,275	7.05	4/20/27	30,710
467,315	7.10	5/20/25	543,255
61,299	7.15	3/20/27	71,683
201,463	7.15	4/20/27	235,587
111,578	7.25	5/15/29	131,502
30,817	7.25	6/15/29	36,212
43,486	7.27	7/20/22	50,012
842,003	7.50	12/15/23	972,516
46,321	7.50	8/20/29	52,504
976,077	7.50	10/15/37	1,112,026
312,045	7.50	1/20/38	353,698
74,172	7.50	10/20/38	84,000
309,914	7.50	3/15/39	359,673
31,590	7.63	12/15/29	32,091
50,909	7.65	7/20/22	57,170
68,858	7.75	6/15/20	76,460
96,811	7.75	7/15/20	107,727
43,675	7.75	8/15/20	47,401

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

25,927	7.75	8/15/20	26,388
46,144	7.75	11/15/20	50,897
29,970	7.90	1/20/21	30,106
33,480	7.95	2/15/20	34,645
92,560	7.95	7/20/25	105,901
39,369	7.95	8/20/25	40,090
93,105	7.95	9/20/25	106,583
25,656	7.95	10/20/25	25,774
11,308	7.95	10/20/25	11,359
35,135	7.95	1/20/26	35,658
30,501	7.95	1/20/26	30,749
70,112	7.95	4/20/26	74,248
21,463	7.95	11/20/26	21,561
29,640	7.95	12/20/26	29,937
38,567	7.95	3/20/27	39,276
14,698	7.99	2/20/21	14,765
36,860	7.99	4/20/21	37,825
39,126	7.99	7/20/21	40,231
49,235	7.99	10/20/21	55,006
87,070	7.99	1/20/22	97,709
119,425	7.99	6/20/22	134,604
47,812	8.00	10/15/14	54,150
5,774	8.00	5/15/16	5,800
1,949	8.00	6/15/16	1,981
9,631	8.00	9/15/16	9,803
1,369,484	8.00	4/15/31	1,545,998
779,116	8.00	6/20/31	938,038
884,805	8.00	8/20/33	1,035,883
46,519	8.10	5/20/19	48,278
40,465	8.10	7/20/19	41,638
44,366	8.10	9/20/19	48,129
15,593	8.10	9/20/19	15,666
15,420	8.10	10/20/19	15,492
17,229	8.10	1/20/20	17,309
5,849	8.25	8/15/15	5,875
140,227	8.25	4/15/19	158,046
25,438	8.25	2/15/20	25,563
29,487	8.40	2/15/19	29,635
38,931	8.40	6/15/19	40,027
35,409	8.40	2/15/20	35,973
5,597	8.50	4/15/15	6,025
25,987	8.50	9/15/16	26,487
4,249	8.50	1/15/17	4,267
40,053	8.50	10/20/22	45,971
16,864	8.50	9/20/24	19,554
31,659	8.50	3/20/25	36,654
78,120	8.50	12/20/26	91,780
24,689	8.60	6/15/18	24,816
16,294	8.63	10/15/18	17,933
6,680	9.00	1/15/17	6,716
80,947	9.00	12/15/20	95,209
12,951	9.10	5/15/18	14,623

See accompanying notes to schedule of investments.
JUNE 30, 2013	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

18,147	9.50	11/20/16		18,249
12,296	9.50	6/20/18		13,963
17,982	9.50	7/20/18		20,443
25,529	9.50	9/20/18		29,023
21,822	9.50	9/20/18		24,782
11,446	9.50	8/20/19		13,135
19,357	10.00	2/15/19		22,265
7,869	10.00	2/20/19		9,040
6,323	10.00	3/20/19		7,264
48,695	10.00	10/15/19		51,230
22,445	10.00	12/15/20		25,801
50,679	10.00	6/15/21		59,052
68,813	10.50	2/15/20		78,175
86,043	10.50	12/15/20		95,337
49,409	10.50	8/15/21		57,958
1,274	11.50	8/15/18		1,283

				119,522,884

Small Business Administration - 0.7%
3,080,074	5.33	8/25/36		3,347,719
4,832,135	5.33	9/25/36		5,393,035

				8,740,754

Total Mortgage Pass-Through Securities (cost: $554,233,552)				559,230,860

U.S. Treasury / Federal Agency Securities - 0.4%
Federal National Mortgage Association:
5,000,000	2.50	11/19/32	[14]
Total U.S. Treasury / Federal Agency Securities (cost: $4,987,883)				4,651,630

Collateralized Mortgage Obligations - 46.7%
Federal Home Loan Mortgage Corporation - 12.0%
47,952	4.92	3/25/44	[1]	48,398
45,535	6.00	9/15/21		48,312
72,311	6.00	6/15/28		78,075
3,292,694	6.00	5/15/36		3,672,836
828,144	6.50	9/15/23		918,388
234,447	6.50	3/15/24		265,188
66,838	6.50	2/15/30		74,746
251,636	6.50	8/15/31		272,176
948,289	6.50	1/15/32		1,006,657
268,981	6.50	2/15/32		301,735
366,368	6.50	3/15/32		392,207
1,039,464	6.50	6/25/32		1,135,087
81,674	6.50	7/15/32		91,637
14,319,584	6.50	5/15/33		17,098,141
192,579	6.50	8/15/42		194,226
1,230,269	6.50	2/25/43		1,492,512
336,585	6.50	3/25/43		379,408
872,070	6.50	7/25/43		968,771
2,645,703	6.50	9/25/43		2,967,564

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

1,125,993	6.50	9/25/43	[1]	1,325,931
1,187,433	6.50	10/25/43		1,396,326
97,943	6.70	9/15/23		112,915
218,563	6.95	3/15/28		251,018
72,975	7.00	12/15/20		78,114
60,116	7.00	3/15/21		66,402
299,003	7.00	9/15/21		317,634
211,440	7.00	10/15/22		239,819
57,283	7.00	11/15/22		64,677
1,644,660	7.00	3/25/23		1,843,852
59,344	7.00	4/15/23		66,199
78,552	7.00	5/15/23		89,140
196,135	7.00	7/15/23		222,685
497,724	7.00	1/15/24		572,297
360,377	7.00	3/15/24		408,267
283,895	7.00	8/15/25		326,803
355,043	7.00	9/15/26		402,973
1,987,664	7.00	10/15/27		2,081,052
580,330	7.00	6/15/29		669,177
5,675,846	7.00	8/15/29		6,082,600
960,947	7.00	8/15/29		1,101,789
2,733,605	7.00	9/15/29		3,206,185
764,995	7.00	10/20/29		891,258
7,166,047	7.00	11/15/29		7,667,792
15,562,289	7.00	12/15/29		16,677,280
376,819	7.00	1/15/30		435,753
926,334	7.00	10/15/30		1,064,391
158,611	7.00	7/15/31		182,282
473,821	7.00	4/15/32		536,866
2,412,770	7.00	5/15/32		2,788,405
14,531,768	7.00	8/15/41		16,583,901
2,817,278	7.00	2/25/43		3,377,534
957,827	7.00	3/25/43		1,076,593
899,306	7.00	7/25/43		1,046,866
9,397,539	7.00	9/25/43		10,977,717
258,646	7.50	10/15/21		291,944
595,414	7.50	7/15/22		671,594
717,409	7.50	3/15/23		808,235
2,521,733	7.50	4/15/23		2,860,712
193,568	7.50	9/20/26		227,485
1,068,481	7.50	3/15/28		1,235,316
670,893	7.50	9/15/29		779,698
742,269	7.50	6/15/30		864,604
585,221	7.50	8/15/30		682,640
724,156	7.50	9/15/30		841,715
351,739	7.50	9/15/30		406,459
460,668	7.50	11/15/30		536,722
6,071,414	7.50	6/15/34		7,419,875
1,222,711	7.50	7/25/43		1,426,331
962,739	7.50	9/25/43		1,101,747
21,003	8.00	3/15/21		23,545
259,894	8.00	7/15/21		295,412

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

46,240	8.00	11/25/22		50,026
2,299,315	8.00	2/15/23		2,639,772
48,962	8.00	3/15/23		56,136
126,259	8.00	4/25/24		145,613
81,296	8.00	2/15/27		95,262
419,121	8.00	11/20/29		500,500
651,403	8.00	1/15/30		789,757
58,413	8.25	6/15/22		66,844
319,574	8.30	11/15/20		363,397
91,416	8.50	10/15/22		102,579
420,577	8.50	3/15/25		495,194
144,653	8.50	3/15/32		170,250
334,877	9.00	12/15/19		373,513
8,228	9.15	10/15/20		9,034
319,427	9.50	2/15/20		360,262
1,385,054	9.50	2/25/42		1,665,245

				143,995,975

Federal National Mortgage Association - 25.5%
13,374,226	4.50	6/25/21		14,193,010
3,446,165	6.46	9/25/37	[1]	3,968,820
71,434	6.50	12/25/23		81,255
1,034,690	6.50	8/20/28		1,173,608
776,688	6.50	3/25/32		874,783
3,647,339	6.50	9/25/32		3,777,078
12,208,223	6.50	7/25/34		13,278,981
938,441	6.50	7/25/36		1,056,569
9,728,589	6.50	8/25/36		10,693,276
1,370,444	6.50	9/25/36		1,548,151
365,940	6.50	6/25/39		368,168
3,929,061	6.50	7/25/42		4,540,595
427,404	6.50	11/25/42		475,318
373,917	6.50	12/25/42		429,333
17,814,958	6.50	2/25/43		21,488,295
1,227,067	6.55	6/25/42	[1]	1,389,362
189,444	6.63	3/25/29	[1]	215,608
4,767,258	6.73	10/25/42	[1]	5,362,812
15,077,934	6.75	6/25/32		17,145,858
5,404,329	6.75	4/25/37		5,764,803
4,900,312	6.77	2/25/42	[1]	5,837,306
683,067	6.83	12/25/42	[1]	812,491
27,371	6.85	12/18/27		31,236
27,999	7.00	1/25/21		31,331
62,608	7.00	7/25/22		69,705
57,396	7.00	11/25/22		64,503
19,604	7.00	12/25/22		22,036
27,931	7.00	6/25/23		31,563
841,146	7.00	9/18/27		962,369
1,965,943	7.00	7/25/29		2,243,609
8,662,710	7.00	5/25/31		10,167,562
8,133,581	7.00	12/25/33		9,331,975
1,605,654	7.00	9/25/40		1,808,669

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

729,787	7.00	10/25/41		840,212
711,856	7.00	11/25/41		859,390
3,298,973	7.00	12/25/41		3,899,152
705,763	7.00	12/25/41		800,550
1,438,530	7.00	1/25/42		1,599,091
4,885,551	7.00	7/25/42		5,652,973
1,528,077	7.00	7/25/42		1,791,513
7,738,069	7.00	11/25/42		8,913,095
5,371,485	7.00	1/25/44		5,990,371
577,093	7.00	2/25/44		661,976
267,914	7.00	2/25/44		311,515
2,784,105	7.00	7/25/44		3,252,374
351,974	7.00	8/25/44		415,771
629,055	7.00	3/25/45		759,448
1,678,165	7.02	6/25/42	[1]	2,026,925
3,027,573	7.07	8/25/37	[1]	3,452,042
3,694,383	7.16	10/25/42	[1]	4,340,526
60,073	7.50	8/20/27		70,799
2,671,607	7.50	2/25/29		3,045,280
1,336,820	7.50	6/19/30	[1]	1,579,398
558,702	7.50	6/25/30		668,878
3,985,446	7.50	6/25/32		4,836,036
601,686	7.50	10/25/40		699,220
1,712,908	7.50	11/25/40		2,088,815
729,685	7.50	2/25/41		818,154
1,170,312	7.50	8/25/41		1,397,299
7,099,559	7.50	10/25/41		8,217,321
162,570	7.50	11/25/41		190,936
4,728,152	7.50	12/25/41		5,405,791
1,218,780	7.50	1/25/42		1,391,224
2,466,322	7.50	5/25/42		2,814,426
963,515	7.50	5/25/42		1,166,768
1,049,595	7.50	6/25/42		1,181,843
5,577,075	7.50	7/25/42		6,299,524
2,167,939	7.50	7/25/42		2,472,006
6,764,203	7.50	8/25/42		7,596,639
3,136,164	7.50	11/25/43		3,658,545
2,717,557	7.50	2/25/44		3,086,158
1,390,597	7.50	3/25/44		1,634,907
2,192,563	7.50	5/25/44		2,490,455
4,025,317	7.50	6/25/44		4,752,543
152,150	7.50	10/25/44		184,086
11,851,594	7.50	1/25/48		13,144,757
144,765	8.00	7/25/22		166,901
75,126	8.00	7/25/22		85,621
100,000	8.00	7/18/27		117,813
1,315,558	8.00	7/25/44		1,530,345
1,131,912	8.40	11/25/37	[1]	1,343,280
122,092	8.50	1/25/21		143,451
58,842	8.50	9/25/21		67,815
61,846	8.50	1/25/25		72,679
2,995,568	8.50	6/18/27		3,549,796

See accompanying notes to schedule of investments.
JUNE 30, 2013	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

5,122,005	8.50	8/25/29		6,032,836
950,212	8.50	6/25/30		1,110,955
751,324	8.50	6/25/30		900,224
1,944,080	8.50	10/25/30		2,333,012
1,074,381	8.50	11/25/37	[1]	1,227,966
15,897	8.70	12/25/19		18,071
19,567	8.75	9/25/20		21,319
82,123	8.95	10/25/20		93,366
137,558	9.00	7/25/19		153,618
57,157	9.00	12/25/19		64,354
6,282	9.00	3/25/20		7,206
35,155	9.00	5/25/20		40,224
48,208	9.00	6/25/20		54,282
15,724	9.00	6/25/20		18,062
9,248	9.00	7/25/20		10,569
43,829	9.00	9/25/20		50,000
26,679	9.00	10/25/20		29,878
441,800	9.00	1/25/21		516,954
48,890	9.00	8/1/22		58,750
227,924	9.00	11/25/28		255,171
1,232,909	9.00	6/25/30		1,501,533
253,474	9.00	10/25/30		307,664
33,861	9.05	12/25/18		37,142
67,838	9.07	10/25/42	[1]	80,030
5,772,807	9.20	7/25/37	[1]	6,374,275
43,575	9.25	1/25/20		49,438
953,371	9.40	6/25/32	[1]	1,093,893
40,503	9.50	12/25/18		45,826
86,172	9.50	3/25/20		98,762
11,300	9.50	4/25/20		12,993
57,223	9.50	11/25/20		65,424
230,960	9.50	11/25/31		267,092
2,329,658	9.50	10/25/41		2,954,877
545,191	9.50	12/25/41		650,146
53,149	9.50	12/25/41		61,215
109,790	9.60	3/25/20		126,071
2,910,111	10.56	9/25/42	[1]	3,682,507
1,487,137	11.23	6/25/44	[1]	1,801,602
193,808	12.27	3/25/39	[1]	222,420

				305,206,198

Government National Mortgage Association - 5.3%
14,828,933	4.80	1/20/42	[1]	16,312,227
4,712,265	5.52	7/20/40	[1]	5,342,879
1,778,035	6.00	11/20/33		2,007,578
643,731	6.50	9/20/28		736,374
976,440	6.95	3/16/41	[1]	1,039,305
2,830,456	7.00	9/16/23		3,013,434
51,308	7.00	4/16/26		57,366
10,562,805	7.00	5/20/38		11,524,020
4,048,481	7.00	7/20/39		4,403,450
3,403,609	7.00	2/16/40		3,955,386
10,504,194	7.00	6/20/40		11,852,060

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

2,989,391	7.00	5/20/42		3,502,872
165,515	7.50	5/16/27		191,909
47,744	8.50	2/20/32		59,578

				63,998,438

Vendee Mortgage Trust - 3.9%
8,684,444	3.75	12/15/33		9,185,458
411,812	6.00	2/15/30		424,886
11,811,685	6.50	1/15/29		13,585,930
6,209,745	6.50	8/15/31		7,202,447
2,682,223	7.00	3/15/28		3,098,737
339,912	7.01	7/15/30	[1]	388,697
772,797	7.25	9/15/22		851,032
911,852	7.25	9/15/25		1,054,220
883,218	7.50	6/15/30		980,357
1,242,155	7.75	5/15/22		1,450,790
1,633,312	7.75	9/15/24		1,874,896
5,187,862	7.93	3/15/25	[1]	6,050,650
500,356	8.00	2/15/25		597,656
194,796	8.29	12/15/26		224,177

				46,969,933

Total Collateralized Mortgage Obligations (cost: $558,986,808)				560,170,544

Asset-Backed Securities - 4.3%
Federal Home Loan Mortgage Corporation - 0.6%
15,145	6.09	9/25/29	[1]	15,164
250,000	6.28	10/27/31	[14]	280,656
264,469	7.00	11/25/30	[14]	269,709
3,433,035	7.15	9/25/28	[14]	3,707,455
2,604,177	7.16	7/25/29		2,689,245

				6,962,229

Federal National Mortgage Association - 0.3%
67,668	0.53	11/25/32	[1]	64,131
488,953	4.70	10/25/33	[14]	482,254
422,275	5.41	9/26/33	[14]	433,158
155,907	5.75	2/25/33	[14]	161,086
233,002	6.47	10/25/31	[14]	247,376
1,236,680	6.59	10/25/31	[14]	1,380,415
440,194	6.59	5/25/32	[1]	444,181
112,680	6.83	7/25/31	[14]	117,938
46,134	7.80	6/25/26	[1]	46,020

				3,376,559

Small Business Administration - 3.4%
3,550,933	5.49	5/1/28		3,976,213
3,583,082	5.57	10/1/27		3,994,420
14,022,663	5.87	7/1/28		15,819,729
553,171	6.02	8/1/28		629,491
2,855,659	6.77	11/1/28		3,295,618
3,583,920	7.13	10/1/20		3,976,765
4,813,196	7.33	8/1/20		5,343,476

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

3,246,644	8.03	5/1/20	3,661,855

			40,697,567

Total Asset-Backed Securities (cost: $51,853,288)			51,036,355

Put Options Purchased [10] - 0.1%
400	U.S. Treasury 5 Year Future Put Options: $120.25 strike September 2013 expiration		193,750
600	U.S. Treasury 5 Year Future Put Options: $121.25 strike August 2013 expiration		393,750

Total Put Options Purchased (cost: $628,158)			587,500

Total Investments in Securities - 98.1% (cost: $1,170,689,689)			1,175,676,889

Call Options Written [10] - (0.1%)
(800)	U.S. Treasury 2 Year Future Call Options: $110.25 strike September 2013 expiration		(37,500)
(1,200)	U.S. Treasury 5 Year Future Call Options: $121.25 strike September 2013 expiration		(759,375)

Total Call Options Written (premiums received: $947,080)			(796,875)

Other Assets and Liabilities, net -2.0%			24,238,795

Total Net Assets - 100.0%			$1,199,118,809

[1]	Variable rate security. Rate disclosed is as of June 30, 2013.
[10]	The amount of $3,000,000 in cash was segregated with the broker to cover put options purchased and call options written as of June 30, 2013.
[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of June 30, 2013.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
JUNE 30, 2013	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit U.S. Government Securities Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2013 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Assets
Mortgage Pass-Through Securities	—	559,230,860	—	559,230,860
U.S. Treasury / Federal Agency Securities	—	4,651,630	—	4,651,630
Collateralized Mortgage Obligations	—	560,170,544	—	560,170,544
Asset-Backed Securities	—	51,036,355	—	51,036,355
Put Options Purchased	587,500	—	—	587,500

	587,500	1,175,089,389	—	1,175,676,889

Liabilities
Call Options Written	(796,875)	—	—	(796,875)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
10

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing sources. Consistent with the Fund’s valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Fund are valued at the close of the securities and commodities exchange on which they are traded.

Derivative Instruments

The Fund applies derivative instrument disclosure standards in order to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the U.S. Government Securities Fund purchased put option and wrote call option contracts traded on a U.S. exchange. Risks of purchasing and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded. During the three months ended June 30, 2013, the average volume of derivative activity in the U.S. Government Securities Fund were as follows:

	Average Cost	Average Premium Received	Average Notional Amount

Purchased Put Options	$399,948	—	$800,000
Written Call Options	—	$741,933	3,000,000

The number of open option contracts outstanding as of June 30, 2013 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of June 30, 2013

U.S. Government Securities Fund

	Asset Derivatives Value	Liability Derivatives Value

Interest rate risk:
Purchased Put Options	$587,500	—
Written Call Options	—	$796,875

11

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013 (Continued)

  Transactions in written options for the three months ended June 30, 2013 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2013	2,200	$536,786
Call options written	3,200	1,409,860
Call options expired	—	—
Call options closed	(3,400)	(999,566)

Outstanding, June 30, 2013	2,000	$947,080

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Fund’s investments as of June 30, 2013 is included with the Fund’s schedule of investments.

JUNE 30, 2013	12

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013 (Continued)

At June 30, 2013, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis

U.S. Government Securities	$22,855,266	($17,868,066)	$4,987,200	$1,170,689,689

13

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	July 24, 2013

By:	/s/ Roger J. Sit

Roger J. Sit

President

Date:	July 24, 2013